Note 23 (Tables)	12 Months Ended
Dec. 31, 2023
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under Insurance and Reinsurance Contracts [Table Text Block]
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the liabilities recorded under insurance contracts of the consolidated insurance entities in accordance with IFRS 17 (see Note 2.2.8). The breakdown of the balance of this heading as of December 31, 2023 and 2022 is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	2023	2022 ⁽¹⁾
Insurances	12,110	10,131
Liabilities for remaining coverage	10,900	9,157
Estimates of the present value of cash flows	9,361	7,745
Risk adjustment	171	155
Cost service margin	1,213	1,097
Loss component	1	1
Premium reserve - Simplified Model	154	159
Liabilities for incurred claims	1,210	974
Estimates of the present value of cash flows	1,191	959
Risk adjustment	19	15
Reinsurances	—	—
Total	12,110	10,131
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Liaiblities under insurance and reinsurance contracts by type of product [Table Text Block]
In addition, the breakdown of “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets by type of product as of December 31, 2023 and 2022 is shown in the table below:

Liabilities under insurance and reinsurance contracts by type of product (Millions of Euros)
	2023	2022 ⁽¹⁾
Liabilities for remaining coverage	10,900	9,157
Life insurance	10,657	8,962
Individuals life insurance ⁽²⁾	8,900	7,592
Group insurance ⁽³⁾	1,757	1,370
Non-life insurance	243	195
Liabilities for incurred claims	1,210	974
Total	12,110	10,131
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Provides coverage in the event of death, disability and serious illness.
(3) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.

Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims [Table Text Block]
The variation in liabilities under insurance and reinsurance contracts analyzed by liability for the remaining coverage and liability for incurred claims for the years 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2023 (Millions of Euros)
	Liability for remaining coverage		Liability for incurred claims	Total
	Excluding loss component	Loss component
Initial balance	7,871	1,286	974	10,131
Result from insurance service	(2,817)	(5)	1,532	(1,289)
Insurance revenue	(2,887)	(10)	—	(2,897)
Amounts related to changes in liability for remaining coverage	(995)	(10)	—	(1,005)
Recovery of insurance acquisition cash flows	(23)	—	—	(23)
Other	(1,869)	—	—	(1,869)
Insurance expense	70	5	1,532	1,607
Incurred claims and other expenses	—	—	1,509	1,509
Amortization of insurance acquisition cash flows	70	—	—	70
Changes to liability for incurred claims	—	—	23	23
Impairment (reversal) from loss component	—	5	—	5
Financial income/ expenses from insurance contracts	495	68	1	564
Exchange differences	795	212	59	1,067
Cash flows	2,692	302	(1,357)	1,637
Final balance	9,036	1,864	1,210	12,110

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2022 (Millions of Euros)
	Liability for remaining coverage		Liability for incurred claims	Total
	Excluding loss component	Loss component
Initial balance	7,657	1,218	1,097	9,972
Result from insurance service	(2,201)	(244)	1,260	(1,186)
Insurance revenue	(2,329)	(246)	—	(2,575)
Amounts related to changes in liability for remaining coverage	(828)	(246)	—	(1,074)
Recovery of insurance acquisition cash flows	(4)	—	—	(4)
Other	(1,497)	—	—	(1,497)
Insurance expense	128	2	1,260	1,390
Incurred claims and other expenses	—	—	1,112	1,112
Amortization of insurance acquisition cash flows	116	—	—	116
Changes to liability for incurred claims	—	—	148	148
Impairment (reversal) from loss component	12	2	—	13
Financial income/ expenses from insurance contracts	(749)	55	2	(692)
Exchange differences	820	228	51	1,099
Cash flows	2,345	30	(1,437)	938
Final balance	7,871	1,286	974	10,131

Variation in liabilities under Insurance and Reinsurance contracts by valuation components [Table Text Block]
Likewise, the variation of liabilities under insurance and reinsurance contracts, distinguishing between their different valuation components for the years 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2023 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	8,056	150	1,097	9,303
Insurance service result	(384)	—	(23)	(406)
Changes that relate to current services	(749)	(26)	(185)	(960)
Contractual service margin release	—	—	(185)	(185)
Risk adjustment release	—	(26)	—	(26)
Experience adjustments	(749)	—	—	(749)
Changes that relate to future services	(189)	26	163	—
Changes in estimates that adjust the contractual service margin	35	(6)	(36)	(7)
Changes in estimates that result in losses (reversals) on onerous contracts	(6)	—	4	(2)
Contracts initially recognized in the year	(218)	32	194	8
Changes that relate to past services	554	—	—	554
Adjustments to liability for incurred claims	554	—	—	554
Financial income/ expenses from insurance contracts	508	11	45	564
Exchange rate differences	935	6	94	1,035
Cash flows	623	—	—	623
Contracts transferred to / from a third party	—	—	—	—
Final balance	9,738	167	1,213	11,118
(1) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2022 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	7,945	112	948	9,006
Insurance service result	(606)	46	49	(511)
Changes that relate to current services	(750)	(14)	(144)	(908)
Contractual service margin release	—	—	(144)	(144)
Risk adjustment release	—	(14)	—	(14)
Experience adjustments	(750)	—	—	(750)
Changes that relate to future services	(270)	60	193	(17)
Changes in estimates that adjust the contractual service margin	(50)	45	3	(3)
Changes in estimates that result in losses (reversals) on onerous contracts	(15)	—	(3)	(19)
Contracts initially recognized in the year	(204)	15	194	5
Changes that relate to past services	413	—	—	413
Adjustments to liability for incurred claims	413	—	—	413
Financial income/ expenses from insurance contracts	(704)	(20)	29	(694)
Exchange rate differences	1,009	11	72	1,093
Cash flows	412	—	—	412
Contracts transferred to / from a third party	—	—	—	—
Final balance	8,056	150	1,097	9,303
(1) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).

Maturity of liabilities under insurance and reinsurance contracts [Table Text Block]
The maturity of those “Liabilities under insurance and reinsurance contracts” are shown below:

Maturity of the liabilities under insurance and reinsurance contracts (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2023	1,356	962	2,425	7,367	12,110
2022 ⁽¹⁾	1,754	663	1,664	6,050	10,131
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Maturity of liabilities under insurance and reinsurance contracts under IFRS 4 [Table Text Block]
The cash flows of the “Liabilities under insurance and reinsurance contracts” under IFRS 4 as of December 31, 2021 are shown below:

Maturity (Millions of Euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2021	1,808	290	1,664	7,103	10,865

Mathematical reserves for insurance products [Table Text Block]
The table below shows the key assumptions under IFRS 4 as of December 31, 2021 used in the calculation of the mathematical reserves for insurance products in Spain and Mexico, respectively:

Mathematical reserves
2021
	Mortality table		Average technical interest rate
	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.24%- 2.85%	3.60%
Group insurance (2)	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%
(1) Provides coverage in the case of one or more of the following events: death, disability and / or serious illness.
(2) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.